ACQUISITIONS - Financial Information (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Oct. 22, 2020	Sep. 26, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition, Pro Forma Information [Abstract]
Net sales			$ 462,802	$ 382,029
Net loss			$ 26,344	$ 6,066
GL International, LLC
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 46,700
Business Acquisition, Pro Forma Information [Abstract]
Net sales	7,689	$ 345,200
Net loss	(1,123)	$ 21,952
Trade names | GL International, LLC
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 9,500
Amortization Period	9 years
Dealer relationships | GL International, LLC
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 37,200
Amortization Period	8 years